Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 13,669,439	$ 3,464,262
Restricted cash, current	406,857	2,270,588
Debt investments	40,835,000
Accounts receivable, net	7,205,113	8,128,178
Notes receivable	765,967
Advances to suppliers	221,186	1,062,049
Inventories, net	3,845,091	13,088,542
Prepayments	522,808	591,031
Other current assets, net	1,128,599	224,452
Total current assets	68,600,060	28,829,102
Non-current assets:
Property, plant and equipment, net	29,123,243	13,224,761
Intangible assets, net	23,077,435	3,784,153
Operating lease right-of-use assets	898,335	1,280,076
Operating lease right-of-use assets - related party	17,701	37,266
Restricted cash, non-current	47,455	43,317
Deferred tax assets		8,542,715
VAT recoverable	21,897,063	21,954,169
Other assets	538,934	4,915,487
Total non-current assets	75,600,166	53,781,944
Total assets	144,200,226	82,611,046
Current liabilities:
Accounts payable	2,762,187	11,832,003
Notes payable	1,087,673
Accrued liabilities and other payables	21,921,614	13,739,041
Loans due within one year, less unamortized debt issuance costs	765,967	4,864,697
Operating lease liabilities, current	659,807	793,521
Operating lease liabilities – related party, current	17,701	37,266
Income taxes payable	556,137	521,648
Due to related party	5,652,833	6,242,824
Advances from customers	832,842	1,015,675
Total current liabilities	34,256,761	39,046,675
Non-current liabilities:
Long-term loans – related party		17,632,000
Deferred tax liabilities	872
Operating lease liabilities, non-current	118,827	361,747
Total non-current liabilities	119,699	17,993,747
Total liabilities	34,376,460	57,040,422
Equity:
Ordinary share, HKD0.001 par value, 380,000,000 shares authorized, nil and 111,771,000 shares issued and outstanding at December 31, 2020 and 2019, respectively		14,330
Additional paid-in capital	138,288,921	23,888,023
Statutory reserves	11,049,847	11,049,847
Accumulated deficit	(38,581,419)	(7,905,999)
Accumulated other comprehensive loss	(7,648,332)	(9,066,842)
Total Ebang International Holdings Inc. shareholders’ equity	103,126,406	17,979,359
Non-controlling interest	6,697,360	7,591,265
Total equity	109,823,766	25,570,624
Total liabilities and equity	144,200,226	82,611,046
Class A ordinary share
Equity:
Ordinary share value	11,411
Total equity	11,411
Class B ordinary share
Equity:
Ordinary share value	5,978
Total equity	$ 5,978